Provision for Employee Benefits (Details) - Schedule of defined benefit obligation - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Defined Benefit Obligation Abstract
2023		$ 457,315
2024		223,597
2025		386,591
2026		292,415
2027		389,437
2028		262,283
2029		263,201
2030		395,884
2031		598,903
2032		242,779
2033-2047	296,283
>2047	$ 299,210
2033-2045		12,610,884
>2045		$ 8,595,457